Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		93 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Feb. 29, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Donated rent	0	0	0	0	0	0	5,250
Donated services	15,000	0	30,260	0	31,617	0	72,377
General and administrative	637	6,665	953	8,476	11,143	8,175	93,799
Foreign currency transaction (gain) loss	8,465	15,437	(15,058)	43,506	58,682	13,686	101,582
Mineral property and exploration costs	0	0	0	0	0	0	4,739,777
Management fees	0	9,911	0	24,502	24,502	53,638	677,087
Professional fees	241,772	37,028	261,044	61,897	124,075	69,315	1,294,928
Travel costs	0	0	0	0	0	0	335,415
Write-off deferred acquisition cost	0	0	0	0	0	0	400,000
Provision against Minanca loan	0	0	0	0	0	0	6,100,000
Total operating expenses	265,874	69,041	277,199	138,381	250,019	144,814	13,820,215
Other income (expense)
Interest income	0	151	0	300	575	446	32,281
Interest expense	(11,185)	(11,718)	(21,553)	(29,090)	(50,054)	(69,492)	(304,277)
Loss on sale of investment	0	0	0	0	0	0	(126,182)
Gain on sale of mineral property rights	0	0	0	0	0	0	1,376,228
Total other income (expense)	(11,185)	(11,567)	(21,553)	(28,790)	(49,479)	(69,046)	978,050
Net Loss	$ (277,059)	$ (80,608)	$ (298,752)	$ (167,171)	$ (299,498)	$ (213,860)	$ (12,842,165)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Shares Outstanding	79,908,868	76,615,881	79,584,095	69,406,288	75,608,410	66,029,936